NOTE A - ORGANIZATION AND BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
NOTE A -- ORGANIZATION AND BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND BUSINESS

The accompanying consolidated financial statements include EDAC Technologies Corporation (the “Company”) and its wholly-owned subsidiaries, Gros-Ite Industries, Inc. and Apex Machine Tool Company, Inc. The Company provides complete design, manufacture and service meeting the precision requirements of customers for jet engine components, tooling, fixtures, molds, grinding machines and machine spindles.

ACQUISITIONS

On May 14, 2010, the Company acquired certain assets of Accura Technics, LLC (“Accura”).  The $300 purchase price of Accura has been allocated based on fair value as follows: accounts receivable $19, inventories $118 and machinery and equipment $163.  The acquisition was funded through the Company’s normal working capital and line of credit with TD Bank NA.

SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation: All significant intercompany transactions and balances have been eliminated in the consolidated financial statements.

Fiscal Year:  The Company’s fiscal year is a 52 or 53-week period ending on the Saturday closest to December 31. Fiscal years 2011 and 2010 were 52-week years that ended on December 31, 2011 and January 1, 2011, respectively.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain of the amounts and disclosures reflected in the consolidated financial statements.  Estimates are used when accounting for certain items such as reserves for inventory, accounts receivable and deferred tax assets; determining the useful lives of property, plant and equipment; determining pension plan benefit obligations and in determining share based compensation.  Estimates are based on historical experience, where applicable and assumptions that we believe are reasonable under the circumstances.  Due to the inherent uncertainty involved with estimates, actual results may differ.

Cash and Cash Equivalents:  For the purpose of the statement of cash flows, the Company defines cash equivalents as highly liquid instruments with an original maturity of three months or less.  The Company had no cash equivalents at December 31, 2011 and January 1, 2011.

Revenue Recognition:  Sales are recorded when all criteria for revenue recognition have been satisfied, which is generally when goods are shipped to the Company’s customers.  The Company defers revenue recognition on certain product shipments until customer acceptance, including inspection and installation requirements, as defined, are achieved.  The Company has entered into long term contracts with certain customers.  Such contracts do not typically include provisions for fixed quantities or prices.  Revenue is generally recorded when goods are shipped.  The Company follows all of the requirements of accounting principles generally accepted in the United States of America with regards to bill and hold transactions.  During each of the years ended December 31, 2011 and January 1, 2011, the Company sold approximately $5,000 worth of product to its customers under bill and hold transactions.  Under these arrangements, customers asked the Company to retain the product at its facilities until they provided delivery instructions.  All of the customers acknowledged in writing that they ordered the inventory, that the Company was storing their equipment on their behalf, that they had taken on all risks of ownership, and that the equipment would generally be delivered in no more than two weeks.

Accounts receivable: Accounts receivable are recorded at the aggregate unpaid amount less any allowance for doubtful accounts. The allowance is based on historical bad debt experience and the specific identification of accounts deemed uncollectible. The Company determines an account receivable’s delinquency status based on its contractual terms. Interest is not charged on outstanding balances. Accounts are written-off only when all methods of recovery have been exhausted. The Company controls credit risk through initial credit evaluations and approvals, credit limits, and monitoring procedures. The Company performs ongoing credit evaluations of customers, but does not require collateral to secure accounts receivable.

Taxes Collected from Customers: Sales taxes collected from customers are not considered revenue and are included in accrued expenses until remitted to the taxing authorities.

Shipping and Handling Costs:  Outbound shipping and handling costs are included in cost of sales in the accompanying consolidated statements of income. These costs were $983 and $463 for the years ended December 31, 2011 and January 1, 2011, respectively.

Advertising Costs:  Advertising costs are expensed as incurred and are included in selling, general and administrative expenses in the accompanying consolidated statements of income. Advertising expense was $108 and $64 for the years ended December 31, 2011 and January 1, 2011, respectively.

Derivatives:  Derivatives are recorded at their fair value as of the balance sheet date. On the consolidated statements of cash flows, cash flows from derivative instruments accounted for as cash flow hedges are classified in the same category as the cash flows from the items being hedged.

Inventories:  Inventories are stated at the lower of cost (first-in, first-out method) or market. Provisions for slow moving and obsolete inventory are provided based on historical experience and product demand.  As of December 31, 2011 and January 1, 2011, inventories consist of the following:

	December 31, 2011	January 1, 2011

Raw materials	$2,865	$2,624
Work-in-progress	15,185	16,163
Finished goods	2,185	1,432
Inventories, net	$20,235	$20,219

Long-Lived Assets:  Property, plant and equipment are carried at cost less accumulated depreciation.  Depreciation is computed under the straight-line method over the estimated useful lives of three to twelve years for machinery and equipment and 25 years for buildings and improvements.  Long-lived assets, such property, plant and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Such reviews are based on a comparison of the asset’s undiscounted cash flows to the recorded carrying value for the asset. If the asset’s recorded carrying value exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset, the asset is written-down to its estimated fair value.  Impairment charges, if any, are recorded in the period in which the impairment is determined. In the event of an impairment charge, the identifiable assets’ post-impairment carrying value will continue to be amortized or depreciated over their useful lives and be reviewed periodically for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.  Depreciation expense was $2,861 and $2,644 for 2011 and 2010, respectively.

Income Taxes:  Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate.  Deferred income tax expenses or benefits are based on the changes in the deferred tax assets and liabilities from period-to-period.

The Company will only recognize a deferred tax asset when, based upon available evidence, realization is more likely than not.  In making this determination, the Company has considered both available positive and negative evidence including, but not limited to, cumulative losses in recent years, future taxable income and prudent and feasible tax planning strategies.  At present, the Company has concluded that it is more likely than not that the Company will realize all of its deferred tax assets.  Valuation allowances related to deferred tax assets can also be impacted by changes to tax laws, changes to statutory tax rates and future taxable income levels. In the event the Company were to determine that it would not be able to realize all or a portion of its deferred tax assets in the future, it would record a valuation allowance through a charge to income in the period in which that determination is made.

The provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740-10 address the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements.  Under ASC 740-10, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position.  The Company has determined that it has no uncertain tax positions.

Earnings Per Share:  Basic earnings per common share is based on the average number of common shares outstanding during the year.  Diluted earnings per common share assumes, in addition to the above, a dilutive effect of common share equivalents during the year.  Common share equivalents represent dilutive stock options using the treasury method, which results in the inclusion of common shares in an amount less than the options exercised.  The number of shares used in the earnings per common share computation for fiscal 2011 and 2010 are as follows:

Basic:	2011	2010
Weighted average common shares outstanding	4,959	4,859

Diluted:
Dilutive effect of stock options	278	154
Weighted average shares diluted	5,237	5,013
Options excluded since anti–dilutive	168	239

Comprehensive Income (Loss):  Comprehensive income (loss), which is reported on the accompanying consolidated statement of changes in shareholders’ equity and comprehensive income (loss) consists of net income (loss) and other gains and losses affecting shareholders’ equity that, under accounting principles generally accepted in the United States of America, are excluded from net income (loss).  For the Company, comprehensive income (loss) consists of gains and losses related to the Company’s defined benefit pension plan and unrealized losses on established cash flow hedges.

Share Based Compensation:  The Company accounts for share-based compensation in accordance with FASB ASC Topic 718, Compensation – Stock Compensation, which establishes accounting for equity instruments exchanged for employee services. Under the provisions of FASB ASC Topic 718, share-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense over the employee’s requisite service period (generally the vesting period of the equity grant). The majority of the Company’s share-based compensation arrangements vest over three years.  The Company expenses its share-based compensation under the straight-line method.

Segment and Related Information: The Company follows the provisions of ASC 280, Segment Reporting, which establishes standards for the way public business enterprises report information and operating segment in annual financial statements and requires reporting of selected information in interim financial reports.  Our operations for the periods presented herein are classified in two principal segments.  The segments are generally determined based on the management of the businesses and on the basis of separate groups of operating companies, each with general operating autonomy over diversified products and services (see Note I).

Pension:  The Company accounts for postemployment benefits in accordance with FASB ASC Topic 715, Compensation-Retirement Benefits.  The Company recognizes the overfunded or underfunded status of the Company’s defined benefit pension plan.  Actuarial gains and losses, prior service costs or credits, and any remaining transition assets or obligations that have not been recognized under previous accounting standards are recognized in Accumulated Other Comprehensive Loss, net of tax effects, until they are amortized as a component of net periodic benefit cost. The Company uses its fiscal year-end as the measurement date for its pension plan assets and the benefit obligation.

Fair Value:  The Company complies with FASB ASC 820, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  FASB ASC 820 applies to reported balances that are required or permitted to be measured at fair value under existing accounting pronouncements; accordingly, the standard does not require any new fair value measurements of reported balances.

FASB ASC 820 emphasizes that fair value is a market-based measurement, not an entity-specific measurement.  Therefore, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability.  As a basis for considering market participant assumptions in fair value measurements, FASB ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability, which is typically based on an entity’s own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Accounting Pronouncements Not Yet Adopted: In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income.” This ASU is aimed at enhancing comparability and transparency of other comprehensive income components. The guidance provides an option to present total comprehensive income, the components of net income and the components of other comprehensive income in a single continuous statement or two separate but consecutive statements. This ASU eliminates the option to present other comprehensive income components as part of the statement of changes in shareowners’ equity. The provisions of this ASU will be applied retrospectively for interim and annual periods beginning after December 15, 2011.  ASU No. 2011-12, “Comprehensive Income”, amends and supersedes certain pending paragraphs in Accounting Standards Update No. 2011-05 to effectively defer only those changes in Update 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income.

No other accounting pronouncements not yet adopted are expected to have a material impact on the Company.

Reclassifications: Certain prior year amounts have been reclassified to conform to the current year presentation.